Prepayments and Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Feb. 29, 2024	Apr. 23, 2023
Prepayments and other assets [Line Items]
Allowance for expected credit losses for prepayments and other assets
Guarantee agreement [member]
Prepayments and other assets [Line Items]
Total liability of guaranteed obligations under all agreements			$ 30.0	$ 13.0